Finance income and fair value change in derivative instruments - Summary of Finance income and fair value change in derivative instruments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	₨ 3,871	$ 41	₨ 3,804	₨ 3,937
on loan given to related party (refer Note 42)	4	0	9	4
on safeguard duty recoverable	121	1	135	131
others	65	1	18	15
Gain on fair value changes on derivative instruments	776	8	122	151
Unwinding of contract assets (refer Note 53)	154	2	183	530
Unwinding of financial assets (refer Note 34(i))	83	1	301	504
Total	₨ 5,074	$ 54	₨ 4,572	₨ 5,272